Significant Accounting Judgements And Estimates	6 Months Ended
Jun. 30, 2018
Significant Management Judgement in Applying Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
5.	SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

In preparing these interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.